Equity - Other Equity Instruments (Details) € in Millions, £ in Millions, $ in Millions			12 Months Ended					24 Months Ended	216 Months Ended
	Sep. 24, 2027	Sep. 24, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Sep. 23, 2029	Sep. 23, 2047
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				€ 41,995
Swap rate term		8 years
Premium of tender offer				28		€ 139
Fixed interest rate
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				30,704
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities				(256)		(392)	€ (263)
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				0
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance			$ 500	€ 500		0
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 0
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,300		0
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				4.375%
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 7,496
Carrying value of deeply subordinated securities, ending balance				8,243		7,496
Exercisable from issuer in 2023 & Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				1,300
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,250
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,250		1,250
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.00%
Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000		1,000
Exercisable From Issuer In 2026, Issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.875%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000		1,000
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.625%
Exercisable from issuer in 2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000		1,000
Exercisable from issuer in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.75%
Exercisable From Issuer In 2020, Issued 09/15/16 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 452
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 452		452
Exercisable From Issuer In 2020, Issued 09/15/16 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				8.50%
Exercisable From Issuer In 2019 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 705
Tender Offer		€ 500		705
Amount repurchased				(587)
Redemption				(118)
Carrying value of deeply subordinated securities, ending balance				€ 0		705
Fixed interest rate (as a percent)		2.875%
Exercisable From Issuer In 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				4.20%
Exercisable From Issuer In 2020, Issued 03/25/14 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 592
Tender Offer				592
Amount repurchased				(348)
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 244		592
Exercisable From Issuer In 2020, Issued 03/25/14 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.00%
Exercisable From Issuer In 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000		1,000
Exercisable From Issuer In 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.875%
Exercisable From Issuer In 2020, Issued 11/26/13 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 205
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 205	£ 172	205
Exercisable From Issuer In 2020, Issued 11/26/13 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.75%
Exercisable From Issuer In 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 292
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 292		€ 292
Exercisable From Issuer In 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				7.625%
Issued by separate lender | Gross carrying amount | Colombia Telecomunicaciones, S.A., ESP
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance | $			$ 500
Forecast | Exercisable From Issuer In 2019 | Gross carrying amount
Equity Instruments [Roll Forward]
Fixed interest rate (as a percent)	3.071%							3.321%	4.071%